UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7484

        Nuveen Massachusetts Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Massachusetts Premium Income Municipal Fund (NMT)
	August 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 2.2% (1.5% of Total Investments)
$ 1,485	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds,	9/12 at 102.00	Ba3	$1,498,677
	Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)

	Consumer Staples – 0.8% (0.6% of Total Investments)
550	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001B,	5/11 at 100.00	Baa3	527,599
	5.500%, 5/15/41

	Education and Civic Organizations – 24.2% (16.3% of Total Investments)
750	Massachusetts Development Finance Agency, Revenue Bonds, Western New England College, Series	9/15 at 100.00	AAA	763,110
	2005A, 5.000%, 9/01/33 – AGC Insured
1,045	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytecnic Institute,	9/17 at 100.00	AAA	1,067,697
	Series 2007, 5.000%, 9/01/37 – MBIA Insured
890	Massachusetts Development Finance Authority, Revenue Bonds, Curry College, Series 2000A,	3/09 at 101.00	A	917,679
	6.000%, 3/01/20 – ACA Insured
1,000	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy	7/13 at 101.00	A–	1,045,240
	and Allied Health Sciences, Series 2003C, 5.750%, 7/01/33
1,745	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy	7/15 at 100.00	AAA	1,777,143
	and Allied Health Sciences, Series 2005D, 5.000%, 7/01/27 – AGC Insured
750	Massachusetts Development Finance Authority, Revenue Bonds, Milton Academy, Series 2003A,	9/13 at 100.00	AA–	787,823
	5.000%, 9/01/19
1,090	Massachusetts Development Finance Authority, Revenue Refunding Bonds, Boston University,	No Opt. Call	A3	1,231,395
	Series 1999P, 6.000%, 5/15/29
40	Massachusetts Education Loan Authority, Student Loan Revenue Bonds, Issue E, Series 1995,	1/08 at 100.00	Aaa	40,176
	6.150%, 7/01/10 – AMBAC Insured (Alternative Minimum Tax)
1,550	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Series 2002E,	1/12 at 100.00	AAA	1,571,886
	5.000%, 1/01/13 – AMBAC Insured (Alternative Minimum Tax)
2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College,	6/13 at 100.00	AA–	2,119,259
	Series 2003N, 5.250%, 6/01/18
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wellesley College,	7/13 at 100.00	AA+	510,615
	Series 2003H, 5.000%, 7/01/26
555	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College,	7/13 at 100.00	AA+	574,186
	Series 2003H, 5.000%, 7/01/21
1,380	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College,	7/16 at 100.00	AA+	1,421,124
	Series 2007L, 5.000%, 7/01/31
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Worcester State	11/12 at 100.00	AAA	505,865
	College, Series 2002, 5.000%, 11/01/32 – AMBAC Insured
1,645	Massachusetts Industrial Finance Agency, Revenue Bonds, Whitehead Institute for Biomedical	1/08 at 100.00	Aa1	1,646,316
	Research, Series 1993, 5.125%, 7/01/26
375	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing	2/09 at 101.00	BBB–	379,058
	Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999,
	5.375%, 2/01/19

15,815	Total Education and Civic Organizations			16,358,572

	Health Care – 21.6% (14.6% of Total Investments)
1,250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/11 at 101.00	BBB+	1,307,100
	System, Series 2001E, 6.250%, 10/01/31
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care	11/11 at 101.00	AA	967,980
	Inc., Series 2001C, 5.250%, 11/15/31 – RAAI Insured
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi	7/12 at 101.00	BBB	1,041,710
	Obligated Group, Series 2002B, 6.250%, 7/01/22
935	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital,	8/15 at 100.00	AA	854,955
	Series 2005E, 5.000%, 8/15/35 – RAAI Insured
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical	8/15 at 100.00	AAA	1,028,050
	Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured
2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Medical	8/17 at 100.00	A	2,016,920
	Center, Series 2007D, 5.250%, 8/15/28
585	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional	7/17 at 100.00	BBB–	528,360
	Medical Center, Series 2007E, 5.000%, 7/15/32
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BBB–	924,840
	Project, Series 2005D, 5.250%, 7/01/30
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	1/08 at 100.00	AAA	1,501,500
	Center Hospitals, Series 1993G-1, 5.375%, 7/01/24 – MBIA Insured
600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	5/12 at 100.00	AAA	633,054
	Center Hospitals, Series 2002H, 5.375%, 5/15/19 – FGIC Insured
75	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/11 at 101.00	AA	80,747
	System Inc., Series 2001C, 5.750%, 7/01/32
375	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/11 at 100.00	BBB	393,323
	Health Care, Series 2001C, 6.625%, 7/01/32
1,445	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/15 at 100.00	BBB	1,367,765
	Health Care, Series 2005D, 5.000%, 7/01/33
2,000	Massachusetts State, Health and Educational Facilities Authority, Partners HealthCare System	7/17 at 100.00	AA	2,000,640
	Inc., Series 2007G, 5.000%, 7/01/32

14,765	Total Health Care			14,646,944

	Housing/Multifamily – 8.1% (5.4% of Total Investments)
1,335	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor	7/17 at 100.00	AAA	1,292,000
	Project, Series 2007, 4.800%, 7/20/48
1,875	Massachusetts Development Financing Authority, Assisted Living Revenue Bonds, Prospect House	12/09 at 102.00	N/R	1,924,069
	Apartments, Series 1999, 7.000%, 12/01/31
335	Massachusetts Housing Finance Agency, Housing Bonds, Series 2006A, 5.100%, 12/01/37	6/15 at 100.00	AA–	326,652
	(Alternative Minimum Tax)
500	Massachusetts Housing Finance Agency, Housing Revenue Bonds, Series 2003S, 5.050%, 12/01/23	6/13 at 100.00	AA–	500,085
	(Alternative Minimum Tax)
380	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 1999D,	7/10 at 101.00	AAA	393,585
	5.500%, 7/01/13 – AMBAC Insured (Alternative Minimum Tax)
1,000	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds,	5/12 at 103.00	AAA	1,029,570
	Clarendon Hill Towers, Series 2002, 5.200%, 11/20/22

5,425	Total Housing/Multifamily			5,465,961

	Housing/Single Family – 3.4% (2.3% of Total Investments)
990	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2006-122,	6/15 at 100.00	AA	931,818
	4.875%, 12/01/37 (Alternative Minimum Tax)
1,500	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2006-126,	6/16 at 100.00	AA	1,381,560
	4.625%, 6/01/32 (Alternative Minimum Tax)

2,490	Total Housing/Single Family			2,313,378

	Industrials – 1.2% (0.9% of Total Investments)
380	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	377,583
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
400	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Waste Management	No Opt. Call	BBB	407,304
	Inc., Series 2003, 5.450%, 6/01/14

780	Total Industrials			784,887

	Long-Term Care – 6.7% (4.5% of Total Investments)
1,270	Boston, Massachusetts, FHA-Insured Mortgage Revenue Bonds, Deutsches Altenheim Inc.,	10/08 at 105.00	AAA	1,349,502
	Series 1998A, 6.125%, 10/01/31
985	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/12 at 102.00	BBB–	926,698
	5.250%, 10/01/26
1,500	Massachusetts Development Finance Authority, GNMA Collateralized Assisted Living Facility	3/12 at 105.00	AAA	1,612,965
	Revenue Bonds, Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42 (Alternative Minimum Tax)
250	Massachusetts Industrial Finance Agency, FHA-Insured Project Revenue Bonds, Heights Crossing	2/08 at 100.00	AAA	251,403
	LP, Series 1995, 6.000%, 2/01/15 (Alternative Minimum Tax)
400	Massachusetts Industrial Finance Agency, First Mortgage Revenue Bonds, Berkshire Retirement	1/11 at 101.00	BBB–	386,700
	Community, Series 1994B, 4.750%, 7/01/17

4,405	Total Long-Term Care			4,527,268

	Tax Obligation/General – 17.9% (12.1% of Total Investments)
500	Ashland, Massachusetts, General Obligation Bonds, Series 2004, 5.250%, 5/15/23 – AMBAC Insured	5/15 at 100.00	Aaa	532,025
1,250	Boston, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 1/01/17	1/15 at 100.00	AA+	1,332,788
1,000	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 2/01/21 – FSA Insured	2/13 at 101.00	AAA	1,040,110
2,500	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds,	No Opt. Call	AAA	3,022,374
	Series 1991A, 7.000%, 3/01/21
1,275	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 6.000%, 11/01/13 –	No Opt. Call	AAA	1,429,173
	MBIA Insured
980	Monson, Massachusetts, General Obligation Bonds, Series 2002, 5.250%, 5/15/22 – AMBAC Insured	5/12 at 101.00	Aaa	1,032,205
1,260	Norwell, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/15/20 – FGIC Insured	No Opt. Call	AAA	1,350,052
1,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/29 –	No Opt. Call	AAA	1,125,320
	FGIC Insured
1,220	Worcester, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 7/01/19 –	7/15 at 100.00	AAA	1,279,524
	FGIC Insured

10,985	Total Tax Obligation/General			12,143,571

	Tax Obligation/Limited – 12.0% (8.1% of Total Investments)
210	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2004, 5.000%, 5/01/26 –	5/14 at 100.00	AAA	216,281
	AMBAC Insured
385	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Refunding Bonds,	No Opt. Call	AAA	420,081
	Series 2004C, 5.250%, 7/01/21
975	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Bonds, Series 2006,	7/18 at 100.00	AAA	1,010,870
	5.000%, 7/01/26
550	Massachusetts College Building Authority, Project Revenue Bonds, Series 2004A, 5.000%, 5/01/19 –	5/14 at 100.00	AAA	573,375
	MBIA Insured
325	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31 –	5/16 at 100.00	AAA	334,068
	AMBAC Insured
1,000	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B,	No Opt. Call	AAA	1,099,330
	5.375%, 5/01/23 – XLCA Insured
1,300	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AAA	1,355,393
	5.000%, 8/15/20 – FSA Insured
540	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 –	No Opt. Call	AAA	576,126
	FGIC Insured
1,000	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note	No Opt. Call	Aaa	1,063,980
	Program, Series 2003A, 5.000%, 12/15/13 – FSA Insured
240	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	AAA	38,645
	0.000%, 7/01/43 – AMBAC Insured
1,300	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	AAA	1,451,099
	5.500%, 7/01/19 – MBIA Insured

7,825	Total Tax Obligation/Limited			8,139,248

	Transportation – 13.4% (9.0% of Total Investments)
1,000	Massachusets Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series	7/17 at 100.00	Aaa	1,000,700
	2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)
2,000	Massachusetts Port Authority, Revenue Bonds, Series 2003A, 5.000%, 7/01/33 – MBIA Insured	7/13 at 100.00	AAA	2,024,060
1,700	Massachusetts Port Authority, Revenue Bonds, Series 2005A, 5.000%, 7/01/23 – AMBAC Insured	7/15 at 100.00	AAA	1,760,605
225	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	1/11 at 101.00	AAA	226,247
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
4,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, US Airways Group Inc., Series	9/07 at 101.00	AAA	4,045,476
	1996A, 5.750%, 9/01/16 – MBIA Insured (Alternative Minimum Tax)

8,925	Total Transportation			9,057,088

	U.S. Guaranteed – 22.6% (15.2% of Total Investments) (4)
25	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Bonds, Series 2006,	7/18 at 100.00	Aa2 (4)	26,917
	5.000%, 7/01/26 (Pre-refunded 7/01/18)
2,500	Massachusetts Development Finance Authority, GNMA Collateralized Revenue Bonds, VOA Concord	10/11 at 105.00	AAA	2,911,374
	Assisted Living Inc., Series 2000A, 6.900%, 10/20/41 (Pre-refunded 10/20/11)
500	Massachusetts Development Finance Authority, Revenue Bonds, Belmont Hills School, Series 2001,	9/11 at 101.00	A (4)	535,230
	5.375%, 9/01/23 (Pre-refunded 9/01/11)
410	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/21 at 100.00	AAA	435,920
	Series 1998A, 5.000%, 7/01/25 (Pre-refunded 7/01/21) – MBIA Insured
1,925	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/11 at 101.00	Aa2 (4)	2,081,098
	System Inc., Series 2001C, 5.750%, 7/01/32 (Pre-refunded 7/01/11)
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, University of	10/11 at 100.00	AAA	1,587,615
	Massachusetts – Worcester Campus, Series 2001B, 5.250%, 10/01/31 (Pre-refunded
	10/01/11) – FGIC Insured
2,300	Massachusetts Industrial Finance Agency, Revenue Bonds, Belmont Hill School, Series 1998,	9/08 at 101.00	A (4)	2,356,970
	5.250%, 9/01/28 (Pre-refunded 9/01/08)
705	Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%, 7/01/13 (ETM)	1/08 at 100.00	AAA	910,952
1,500	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/25	1/14 at 100.00	AAA	1,615,635
	(Pre-refunded 1/01/14) – FGIC Insured
1,615	Springfield, Massachusetts, General Obligation Bonds, Series 2003, 5.250%, 1/15/23	1/13 at 100.00	AAA	1,730,586
	(Pre-refunded 1/15/13) – MBIA Insured
1,000	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series	11/14 at 100.00	AAA	1,089,840
	2004-1, 5.250%, 11/01/24 (Pre-refunded 11/01/14) – AMBAC Insured

13,980	Total U.S. Guaranteed			15,282,137

	Utilities – 3.1% (2.1% of Total Investments)
1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System,	1/12 at 101.00	AAA	1,074,080
	Series 2001A, 5.625%, 1/01/16 – MBIA Insured
1,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/08 at 102.00	BBB	1,021,710
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

2,000	Total Utilities			2,095,790

	Water and Sewer – 11.0% (7.4% of Total Investments)
2,000	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Series	11/14 at 100.00	AA	2,063,660
	2004A, 5.000%, 11/01/25
285	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 10,	8/14 at 100.00	AAA	292,017
	5.000%, 8/01/26
750	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 11,	8/15 at 100.00	AAA	726,195
	4.500%, 8/01/29
1,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 12,	8/16 at 100.00	AAA	927,950
	4.375%, 8/01/31
60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 9,	8/13 at 100.00	AAA	61,792
	5.000%, 8/01/22
1,250	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Series 2002A,	8/12 at 100.00	AAA	1,318,213
	5.250%, 8/01/20
1,500	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.000%, 8/01/28 –	8/17 at 100.00	AAA	1,550,310
	MBIA Insured
625	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 4.000%, 8/01/46	8/16 at 100.00	AA	517,438

7,470	Total Water and Sewer			7,457,575

$ 96,900	Total Investments (cost $98,826,669) – 148.2%			100,298,695

	Other Assets Less Liabilities – 2.0%			1,374,533

	Preferred Shares, at Liquidation Value – (50.2)%			(34,000,000)

	Net Assets Applicable to Common Shares – 100%			$67,673,228

Forward Swaps outstanding at August 31, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

JPMorgan	$1,250,000	Pay	3-Month USD-LIBOR	5.388%	Semi-Annually	4/25/08	4/25/35	$(10,683)
Royal Bank
of Canada	1,700,000	Pay	SIFM	4.335	Quarterly	8/6/08	8/6/37	35,939

								$ 25,256

USD-LIBOR (United States Dollar – London Inter-Bank Offered Rate)
SIFM – The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the
Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2007, the cost of investments was $98,751,991.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2007, were as follows:

Gross unrealized:
Appreciation	$ 2,671,441
Depreciation	(1,124,737)

Net unrealized appreciation (depreciation) of investments	$ 1,546,704

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Massachusetts Premium Income Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         October 30, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        October 30, 2007

* Print the name and title of each signing officer under his or her signature.